ACCOUNTS AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
ACCOUNTS AND OTHER RECEIVABLES [Text Block]

5.  ACCOUNTS AND OTHER RECEIVABLES

	December 31,	December 31,
	2025	2024

Trade receivables	$20.6	$3.3
Sales tax receivables (GST and IGV)	0.9	0.1
Other receivables	2.2	0.4
Current portion of loan receivable	2.3	1.4
	$26.0	$5.2

The trade receivables consist of receivables from concentrate sales. The fair value of receivables arising from concentrate sales contracts that contain provisional pricing mechanisms is determined using the appropriate period end closing prices from the exchange that is the principal active market for the particular metal. As such, these receivables, which meet the definition of an embedded derivative, are classified within Level 2 of the fair value hierarchy (Note 22).

The Company has a loan receivable due in cash payments over a five-year period starting from September 2022, of which $2.8 remains unpaid as of December 31, 2025 (December 31, 2024 - $2.9). As of December 31, 2025, the carrying value of the loan receivable is $2.6 (December 31, 2024 - $2.6), consisting of the current portion of $2.3 (December 31, 2024 - $1.4) and the non-current portion of $0.3 (December 31, 2024 - $1.2).